Condensed Financial Statements of the Company	12 Months Ended
Jun. 30, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

17. CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and the VIEs. The Company was in control of its subsidiaries and the primary beneficiary of the VIEs throughout the periods presented.

Condensed Balance Sheets

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	11,732	2,605	359
Amounts due from other subsidiaries	77	809	112
Total current assets	11,809	3,414	471
Investments in subsidiaries	248,459	213,620	29,459
Total assets	260,268	217,034	29,930

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	217	-	-
Total current liabilities	217	-	-
Total liabilities	217	-	-

Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and 2023)	600	600	83
Additional paid-in capital	224,694	224,694	30,987
Retained earnings	35,150	(8,427)	(1,163)
Accumulated other comprehensive income	(393)	167	23
Total equity	260,051	217,034	29,930
Total liabilities and equity	260,268	217,034	29,930

Condensed Statements of Operations and Comprehensive Loss

	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

General and administrative expenses	(1,369)	(1,610)	(2,084)	(288)
Other income, net	68	227	286	40
Equity in loss of subsidiaries	(45,067)	(59,220)	(41,771)	(5,761)
Loss before income taxes	(46,368)	(60,603)	(43,569)	(6,009)
Income tax expense	(2)	(64)	(8)	(1)
Net loss	(46,370)	(60,667)	(43,577)	(6,010)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(1,277)	417	560	77
Total Comprehensive loss	(47,647)	(60,250)	(43,017)	(5,933)